FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of fair value of financial assets and liabilities

The fair value of assets and liabilities as of December 31, 2021 and 2022, including those measured at fair value on a recurring basis and excluding those which fair value approximates carrying value, consisted of the following:

	As of December 31, 2021				As of December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	RUB	RUB	$
Assets:
Loans granted (Note 4)	—	8,206	—	8,206	—	9,067	—	9,067	128.9
Investments in marketable securities (Note 4)	4,049	—	—	4,049	—	—	—	—	—
	4,049	8,206	—	12,255	—	9,067	—	9,067	128.9
Liabilities:
Loans (Note 13)	—	—	—	—	—	—	46,134	46,134	655.9
	—	—	—	—	—	—	46,134	46,134	655.9

Schedule of carrying amount and fair value of convertible debt

The Group measures the fair value of loans received and loans granted for disclosure purposes. The carrying amount and fair value of loans received and loans granted as of December 31, 2021 and 2022 were as follows:

	As of December 31, 2021		As of December 31, 2022
	Carrying amount	Fair value	Carrying amount		Fair value
	RUB	RUB	RUB	$	RUB	$
Assets:
Loans granted (Note 4)	7,757	8,206	8,845	125.8	9,067	128.9
	7,757	8,206	8,845	125.8	9,067	128.9
Liabilities:
Loans (Note 13)	—	—	50,669	720.4	46,134	655.9
	—	—	50,669	720.4	46,134	655.9